Net interest income	12 Months Ended
Dec. 31, 2021
Net interest income
5 Net interest income
in	2021	2020	2019
Net interest income (CHF million)
Loans	5,049	5,733	7,179
Investment securities	1	3	9
Trading assets, net of trading liabilities [1]	2,838	3,158	3,827
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,172	1,596	2,926
Other	598	771	2,730
Interest and dividend income	9,658	11,261	16,671
Deposits	(159)	(1,113)	(3,055)
Short-term borrowings	(86)	(166)	(409)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(812)	(907)	(1,668)
Long-term debt	(2,518)	(2,753)	(3,412)
Other	(272)	(374)	(1,110)
Interest expense	(3,847)	(5,313)	(9,654)
Net interest income	5,811	5,948	7,017
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.

Bank
Net interest income
5 Net interest income
in	2021	2020	2019
Net interest income (CHF million)
Loans	4,993	5,694	7,173
Investment securities	1	3	9
Trading assets, net of trading liabilities [1]	2,839	3,158	3,828
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,172	1,596	2,926
Other	588	769	2,731
Interest and dividend income	9,593	11,220	16,667
Deposits	(151)	(1,107)	(3,055)
Short-term borrowings	3	(170)	(422)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(812)	(908)	(1,669)
Long-term debt	(2,437)	(2,702)	(3,361)
Other	(271)	(373)	(1,111)
Interest expense	(3,668)	(5,260)	(9,618)
Net interest income	5,925	5,960	7,049
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.